Document And Entity Information	9 Months Ended
Sep. 30, 2015
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
Amendment Description	This Amendment No. 2 is being filed to update certain information set forth in Amendment No. 1 to the Registration Statement, including certain information in the notes to the Company’s unaudited financial statements as of and for the three months ended September 30, 2015.
Document Period End Date	Sep. 30, 2015
Entity Registrant Name	ROCK CREEK PHARMACEUTICALS, INC.
Entity Central Index Key	0000776008
Entity Filer Category	Accelerated Filer